July 31, 2009

Securities and Exchange Commission
Public Filing Desk
100 F Street, NE
Washington, DC  20549

Re:	MMA Praxis Mutual Funds
File Nos. 33-69724 and 811-8056

Ladies and Gentlemen:

On behalf of the MMA Praxis Mutual Funds ("Registrant"), attached for filing is Post-Effective Amendment No. 27 to Registrant's Registration Statement on Form N-1A.

The Amendment is being filed pursuant to Rule 485(a) under the Securities Act of 1933.  The undersigned represents that the Amendment does not contain disclosures which would render it ineligible to become effective pursuant to paragraph (a) of Rule 485 under the Securities Act of 1933.

If you have any questions about this matter please contact the undersigned at 513.878.4066.

Very truly yours,

MMA Praxis Mutual Funds

/s/ Jay S. Fitton

Jay S. Fitton
Secretary